Income Taxes - Schedule of Current and Deferred Portions of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Current and Deferred Portions of Income Tax Expense [Abstract]
Current tax provision	$ 39,615	$ 92,869	$ 264,467
Deferred tax provision (benefit)	(31,223)	(25,129)	15,602
Income tax expense	$ 8,392	$ 67,740	$ 280,069